Estimated Amortization Schedule of Intangible Assets for Future Periods (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
2018		$ 38,569
2019		27,518
2020		26,831
2021		13,080
2022 and beyond		25,592
Net	$ 125,781	$ 131,590	$ 69,070	$ 78,946